UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22048

 NAME OF REGISTRANT:                     Emerging Markets Local Income
                                         Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014



Emerging Markets Local Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  704699771
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  EGM
    Meeting Date:  30-Sep-2013
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       ACCORDING TO GERMAN LAW, IN CASE OF                       Non-Voting
       SPECIFIC CONFLICTS OF INTEREST IN
       CONNECTION WITH SPECIFIC ITEMS OF THE
       AGENDA FOR THE GENERAL MEETING YOU ARE NOT
       ENTITLED TO EXERCISE YOUR VOTING RIGHTS.
       FURTHER, YOUR VOTING RIGHT MIGHT BE
       EXCLUDED WHEN YOUR SHARE IN VOTING RIGHTS
       HAS REACHED CERTAIN THRESHOLDS AND YOU HAVE
       NOT COMPLIED WITH ANY OF YOUR MANDATORY
       VOTING RIGHTS NOTIFICATIONS PURSUANT TO THE
       GERMAN SECURITIES TRADING ACT (WHPG). FOR
       QUESTIONS IN THIS REGARD PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE FOR
       CLARIFICATION. IF YOU DO NOT HAVE ANY
       INDICATION REGARDING SUCH CONFLICT OF
       INTEREST, OR ANOTHER EXCLUSION FROM VOTING,
       PLEASE SUBMIT YOUR VOTE AS USUAL. THANK
       YOU.

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR                 Non-Voting
       THIS MEETING IS 09 SEP 2013, WHEREAS THE
       MEETING HAS BEEN SETUP USING THE ACTUAL
       RECORD DATE-1 BUSINESS DAY. THIS IS DONE TO
       ENSURE THAT ALL POSITIONS REPORTED ARE IN
       CONCURRENCE WITH THE GERMAN LAW. THANK YOU.

       COUNTER PROPOSALS MAY BE SUBMITTED UNTIL 15               Non-Voting
       SEP 2013. FURTHER INFORMATION ON COUNTER
       PROPOSALS CAN BE FOUND DIRECTLY ON THE
       ISSUER'S WEBSITE (PLEASE REFER TO THE
       MATERIAL URL SECTION OF THE APPLICATION).
       IF YOU WISH TO ACT ON THESE ITEMS, YOU WILL
       NEED TO REQUEST A MEETING ATTEND AND VOTE
       YOUR SHARES DIRECTLY AT THE COMPANY'S
       MEETING. COUNTER PROPOSALS CANNOT BE
       REFLECTED IN THE BALLOT ON PROXYEDGE.

1.     Increase of the Companys Share Capital                    Mgmt          For                            For
       against Contributions in kind with the
       Exclusion of the Shareholders Subscription
       Rights and Authorisation for the Amendment
       of the Articles of Association

2.     Increase of the Company Share Capital                     Mgmt          For                            For
       against Cash Contributions with the
       Exclusion of the Shareholders Subscription
       Rights and Authorisation for the Amendment
       of the Articles of Association



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Emerging Markets Local Income Portfolio
By (Signature)       /s/ Michael A. Cirami
Name                 Michael A. Cirami
Title                President
Date                 08/14/2014